Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Breakdown of Office buildings, land, equipment and facilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 543,847	¥ 436,454
Operating lease ROU assets	¥ 138,708	¥ 156,791
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Office buildings, land, equipment and facilities	Office buildings, land, equipment and facilities
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 64,327	¥ 42,934
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	52,876	46,173
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	80,000	26,793
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	170,292	143,002
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 37,644	¥ 20,761